INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 18,211	$ 15,065
Work in progress	349	374
Finished products	43,572	38,070
Inventories, Net	62,132	53,509
Inventory write-off	4,836	$ 2,814	$ 3,932
Outstanding inventory purchase orders	$ 12,585